Notes Payable - Summary of Maturity of the Notes Payable (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 31,606
2021	31,606
2022	31,606
2023	1,279,204
2024	350,000
Thereafter	0
Total	$ 1,724,022